Significant events and transactions since 30 June 2019 (Details) - item			6 Months Ended
	Dec. 31, 2020	Dec. 01, 2020	Dec. 31, 2020
Secunda Synfuels Operations Air Separation Units
Events and transactions since prior financial year-end
Number of air separation units to be sold	16		16
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Events and transactions since prior financial year-end
Percentage of interest held for sale	50.00%		50.00%
Investment in Central Termica De Ressane Garcia S.A. (CTRG)
Events and transactions since prior financial year-end
Percentage of interest held for sale	100.00%		100.00%
Etame Marin block offshore Gabon
Events and transactions since prior financial year-end
Percentage of interest held for sale	27.80%		27.80%
Block DE-8 offshore Gabon
Events and transactions since prior financial year-end
Percentage of interest held for sale	40.00%		40.00%
Gemini HDPE LLC
Events and transactions since prior financial year-end
Proportion of equity interest disposed of	50.00%		50.00%
Base Chemicals | Louisiana Integrated Polyethylene JV LLC
Events and transactions since prior financial year-end
Proportion of ownership interest in joint operation		50.00%
Base Chemicals | Gemini HDPE LLC
Events and transactions since prior financial year-end
Proportion of equity interest disposed of	50.00%
Base Chemicals | LCCP
Events and transactions since prior financial year-end
Proportion of equity interest disposed of		50.00%	50.00%